UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

  			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
         	                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		 FPR Partners, LLC
Address:  	 199 Fremont Street
		 Suite 2500
		 San Francisco, CA  94105-2261

Form 13F File Number: 28-14965


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		 Siu Chiang
Title:		 Chief Financial Officer
Phone:		 415-284-8516

Signature, Place, and Date of Signing:

/s/ Siu Chiang	      	      San Francisco, California      May 15, 2013
-------------------------     -------------------------      -------------------
[Signature]                   [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

  			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		2,139,247


                                                 FORM 13F INFORMATION TABLE


---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ARCH CAP GROUP LTD           ORD              G0450A105   291,240  5,540,045  SH      SOLE                 5,540,045
ARCH CAP GROUP LTD           ORD              G0450A905     5,536    105,300  SH CALL SOLE                   105,300
EXPRESS SCRIPTS HLDG CO      COM              30219G108   155,775  2,703,490  SH      SOLE                 2,703,490
EXXON MOBIL CORP             COM              30231G902   157,332  1,746,000  SH CALL SOLE                 1,746,000
GENERAL DYNAMICS CORP        COM              369550108    86,286  1,223,740  SH      SOLE                 1,223,740
GENERAL DYNAMICS CORP        COM              369550908    54,286    769,900  SH CALL SOLE                   769,900
GRUPO TELEVISA SA            SPON ADR REP ORD 40049J206    82,221  3,089,862  SH      SOLE                 3,089,862
LIBERTY MEDIA CORP DELAWARE  CL A             531229102   160,868  1,441,078  SH      SOLE                 1,441,078
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104   129,166  6,044,262  SH      SOLE                 6,044,262
LIBERTY INTERACTIVE CORP     LBT VENT COM A   53071M880   163,397  2,161,909  SH      SOLE                 2,161,909
LPL FINL HLDGS INC           COM              50212V100   241,363  7,486,455  SH      SOLE                 7,486,455
MOHAWK INDS INC              COM              608190104    35,395    312,900  SH      SOLE                   312,900
SCHWAB CHARLES CORP NEW      COM              808513105   118,580  6,703,245  SH      SOLE                 6,703,245
STARZ                        LIBRTY CAP COM A 85571Q102    19,895    898,174  SH      SOLE                   898,174
VIASAT INC                   COM              92552V100   289,782  5,982,286  SH      SOLE                 5,982,286
WABCO HLDGS INC              COM              92927K102   148,125  2,098,383  SH      SOLE                 2,098,383